Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Abstract]
Number of operating segment	1
Bank deposits	5.25%	6.00%
Contract liabilities	$ 1,986	$ 2,335
Recognized revenues	$ 403
Percentage of deposits on monthly salary	8.33%
Severance pay expense	$ 49	47	$ 51
Maximum percentage of realization on ultimate settlement	50.00%
Unrecognized tax benefits	$ 0	$ 0